Income taxes - Summary of Reconciliation to Statutory Income Tax Rate (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Income taxes at Canadian statutory income tax rate	$ 3,502	$ 3,648	$ 3,262
Increase (decrease) resulting from:
Dividends received	(104)	(142)	(498)
Rate differentials on international operations	(728)	(343)	(515)
Other - net	65	19	4
Total provision for income taxes - Consolidated Statement of Income	$ 2,735	$ 3,182	$ 2,253
Income taxes at Canadian statutory income tax rate	26.50%	26.50%	26.50%
Dividends received	(0.80%)	(1.00%)	(4.00%)
Rate differentials on international operations	(5.50%)	(2.50%)	(4.20%)
Other - net	0.50%	0.10%
Provision for income taxes and effective income tax rate	20.70%	23.10%	18.30%